Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 38,692,871	$ 66,151,439
Restricted cash	2,035,634	2,483,557
Prepaid expenses and other current assets	4,198,301	8,241,042
Trust bank balances held on behalf of customers	39,168,960	33,173,792
Accounts receivable - margin clients, net of allowance for doubtful accounts of nil and nil in 2016 and 2017, respectively	8,010,846	7,556,557
Accounts receivable - others, net of allowance for doubtful accounts of $3,371 and $3,579 in 2016 and 2017, respectively	8,977,608	14,410,947
Short - term investments	532,912	16,443,831
Total current assets	101,617,132	148,461,165
Property and equipment, net	6,885,261	7,398,133
Acquired intangible assets, net	96,457	396,753
Cost method investment	1,714,058	1,542,454
Equity method investment, net	817,223	1,019,009
Rental deposits	1,140,929	1,292,078
Goodwill	108,010	108,871
Guarantee fund deposits	604,497	6,002,920
Deferred tax assets	1,620,286	1,402,443
Total assets	114,603,853	167,623,826
Current liabilities:
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $5,285,623 and $ 8,477,256 as of December 31, 2016 and December 31, 2017, respectively)	9,370,845	6,526,040
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $26,351,842 and $6,109,214 as of December 31, 2016 and December 31, 2017, respectively)	9,953,695	29,619,949
Contingent liability (including contingent liability held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2016 and December 31, 2017, respectively)	2,760	3,000,000
Amounts due to customers for the trust bank balances held on their behalf (including amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $3,070,884 and $5,374,977 as of December 31, 2016 and December 31, 2017, respectively)	39,168,960	33,173,792
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $2,151,133 and $1,066,918 as of December 31, 2016 and December 31, 2017, respectively)	9,461,921	8,745,868
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $3,819,194 and $483,656 as of December 31, 2016 and December 31, 2017, respectively)	553,316	3,828,239
Total current liabilities	68,511,497	84,893,888
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $ 77,603 and $25,229 as of December 31, 2016 and December 31, 2017, respectively)	144,149	609,441
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $305,861 and $218,170 as of December 31, 2016 and December 31, 2017, respectively)	236,596	325,687
Total liabilities	68,892,242	85,829,016
Commitments and contingencies (Note 23)
China Finance Online Co. Limited shareholder's equity:
Ordinary shares (118,098,018 and 118,098,018 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	57,000,417	56,973,632
Additional paid-in capital	34,368,210	32,176,992
Accumulated other comprehensive income	6,654,191	4,253,643
Retained deficits	(43,976,136)	(7,239,583)
Total China Finance Online Co. Limited shareholders' equity	54,046,682	86,164,684
Noncontrolling interest	(8,335,071)	(4,369,874)
Total equity	45,711,611	81,794,810
Total liabilities and equity	$ 114,603,853	$ 167,623,826